PROMISSORY NOTES (Details Narrative) - USD ($)											3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 20, 2024	Dec. 05, 2024	Nov. 22, 2024	Sep. 06, 2024	Feb. 28, 2023	Feb. 25, 2023	Nov. 22, 2022	Sep. 21, 2022	Jun. 21, 2022	Apr. 30, 2022	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Nov. 21, 2023	Nov. 21, 2022	Mar. 22, 2022	Dec. 31, 2021
Convertible note																			$ 236,842
Annual interest rate																	8.00%		8.00%	24.00%
Conversion of shares							394,011
Warrant outstanding							984,557				16,667			16,667
Gain on settlement of debt											$ 2,016,469			$ 1,250,139
Series D Convertible Preferred Stock [Member]
Number of shares issued												222,222
Series D Warrants [Member]
Number of shares issued												242,424
Convertible Notes Payable [Member]
Principal amount												$ 3,333,335
Accrued interest												299,259
Gain on settlement of debt												$ 299,259
Business Combination Agreement [Member]
Convertible note																		$ 3,333,334
Revision of Prior Period, Reclassification, Adjustment [Member]
Conversion of shares							13,134
Warrant outstanding							32,819
Revision of Prior Period, Reclassification, Adjustment [Member] | Business Combination Agreement [Member]
Convertible note																		$ 3,333,335
Six Investor [Member]
Principal amount																			$ 526,315
Three Investors [Member]
Principal amount																			52,631
Fifth Investors [Member]
Principal amount																			105,263
Sixth Investors [Member]
Principal amount																			$ 26,315
Unaffiliated Investor [Member]
Promissory note	$ 5,100	$ 70,000	$ 15,789	$ 13,500			$ 2,777,778	$ 355,000	$ 125,000	$ 100,000
Gross proceeds	$ 5,000	$ 70,000	$ 15,000	$ 10,000	$ 250,000	$ 300.00	$ 2,500,000	$ 205,000	$ 125,000	$ 100.00